Accounts Receivable, net (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Accounts Receivable, net
Accounts receivable		38,875	33,987
Less: Allowance for doubtful accounts		(1,130)		(110)
Accounts receivable, net	$ 6,083	37,745	33,987